Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 25, 2023
Related Party Transactions (Details) [Line Items]
Hardware sales			$ 255,344
Software sale			353,977
Accounts receivable	399,465	963,034
Purchased amount	11,830	52,961
Beijing Zhongzhe Yuantong Technology Co., Ltd. [Member] | Forecast [Member]
Related Party Transactions (Details) [Line Items]
Subsequently repaid				$ 399,465
Fengqi Beijing Zhineng Technology Co Ltd [Member]
Related Party Transactions (Details) [Line Items]
Purchased amount		$ 598	$ 4,163